Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
5.  Debt

The Company’s net carrying amount of debt is comprised of the following:

	June 30, 2013	December 31, 2012
Term Loan	$12,023,000	$12,579,000
Seller Note	6,595,000	6,306,000
Contingent obligation – Seller	11,466,000	11,466,000
Other long term liabilities	42,000	45,000
Total	30,126,000	30,396,000
Current portion	1,688,000	1,350,000
Total long term liabilities	$28,438,000	$29,046,000

Term Loan

On September 29, 2011 (the “Closing Date”), IM Brands, a wholly-owned subsidiary of the Company, entered into a five-year senior secured facility (the “Loan”) with MidMarket Capital Partners, LLC (“MidMarket”) and Noteholders in the aggregate principal amount of $13,500,000. The Loan is secured by all of the assets of IM Brands and the Company’s membership interests in IM Brands.

The principal amount of the Loan is payable quarterly as follows: 2.5% on January 5, 2013 through October 5, 2013; 3.75% on January 5, 2014 through October 5, 2014; 6.25% on January 5, 2015 through October 5, 2015; 12.5% on January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date.
 The interest rate on the Loan was a fixed rate of 8.5%, payable in cash.

Optional Prepayment.  IM Brands may prepay the Loan in whole or in part in increments of $500,000, provided that IM Brands pay the following premiums in connection with the prepayment: (See Note 11, Subsequent Events)

Period	Applicable Premium
Prior to September 29, 2013	2%
Prior to September 29, 2014	1%
On or After September 29, 2014	0%

Mandatory Prepayments.     IM Brands is required to prepay the Loan under the following conditions:  (1) if certain indebtedness is incurred by the Company; (2) if IM Brands undertakes certain asset sales or sales of capital stock, with limited exceptions; or (3) if there is a payment of the benefits of a life insurance policy for Isaac Mizrahi held by the Company. On June 5, 2013, the Company issued common stock (See Note 6, Stockholders’ Equity) in excess of the limitations imposed by item (2). MidMarket waived the prepayment requirement.

Loan Redemption. On August 1, 2013 the Loan was paid in full (See Note 11, Subsequent Events).

Excess Cash Flow Sweep.     In addition to the Mandatory Prepayments described above, if for any fiscal year ending on or subsequent to December 31, 2012, there is excess cash flow (as defined in the Loan agreements) for such year, then on the payment date following the end of such year, IM Brands is required to make a principal payment on the Loan equal to the lesser of (i) 50% of the excess cash flow or (ii) the positive result of the unencumbered cash and cash equivalents of the Company minus the greater of (x) the Excess Liquidity required to be maintained by IM Brands and (y) $3,000,000. For the period ended June 30, 2013, there was no Excess Cash Flow Sweep payment due. By virtue of the Loan being satisfied on August 1, 2013 there was no amount for Excess Cash Flow Sweep reflected in current portion of long-term debt on the Company’s June 30, 2013 Condensed Consolidated Balance Sheet.

Lender Warrants.  On September 29, 2011, the Company issued warrants to purchase 364,428 shares of the Company’s Common Stock, valued at $1,214,000 (the “Loan Discount”) to the Noteholders of the Loan. The Company used the Black-Scholes method to determine the value of the Loan Discount and discounted the carrying value of the Loan by this amount, resulting in an initial net loan balance of $12,286,000. The Loan Discount is being amortized over the term of Loan and recorded as other interest and finance charges on the Company’s Unaudited Condensed Consolidated Statements of Operations.  The Loan balance as of June 30, 2013 and December 31, 2012 was $12,023,000 and $12,579,000, net of debt discount of $802,000 and $921,000, respectively.

Financial Covenants. The Company is required to maintain minimum EBITDA, fixed charge ratio, and liquidity covenants, a maximum leverage ratio covenant and other non-monetary covenants, including reporting requirements and trademark preservation in accordance with the terms and conditions of the Loan. As of June 30, 2013, the Company and IM Brands were in full compliance with all of the covenants under the Loan.

Seller Note

On September 29, 2011, as part of the consideration for the purchase of the Isaac Mizrahi Business, the Company issued to IM Ready-Made, LLC (the “Seller”) a promissory note (the “Seller Note”) in the principal amount of $7,377,000.  The stated interest rate of the Seller Note is 0.25%.  Management has determined that this rate was below the Company’s expected borrowing rate, which was estimated at 9.25%.  Therefore, the Company discounted the Seller Note by $1,740,000 using a 9.0% imputed annual interest rate, resulting in an initial value of $5,637,000.  Also on September 29, 2011, the Company prepaid $123,000 of interest on the Seller Note.  The imputed interest amount is being amortized over the term of the Seller Note and recorded as other interest expense on the Company’s Unaudited Condensed Consolidated Statements of Operations. The Seller Note balance at June 30, 2013 and December 31, 2012 was $6,595,000 and $6,306,000, net of debt discount of $782,000 and $1,071,000, respectively.

The Seller Note initially matures three years from the Closing Date (the “Seller Maturity Date”) subject to extension as described below (the date to which the maturity date of the Seller Note is extended is referred to as the “Subsequent Seller Maturity Date”).  The Company has the right to pay the Seller Note at the Seller Maturity Date in cash or, subject to the following conditions, in shares of Common Stock.  If the Company elects to repay the outstanding principal amount of the Seller Note on the Seller Maturity Date by issuing shares of Common Stock, the number of shares issuable will be obtained by dividing the principal amount of the Seller Note then outstanding by the greater of (i) the fair market value of the Common Stock on the Seller Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the Common Stock is less than $4.50 as adjusted, the Seller will have the option to extend the maturity of the Seller Note to the Subsequent Seller Maturity Date. If the maturity date of the Seller Note is so extended, the Seller will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the Common Stock on the Subsequent Seller Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Seller Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Seller Note outstanding on the Subsequent Seller Maturity Date by the fair market value of the Common Stock on the Seller Maturity Date. In addition, at any time the Seller Note is outstanding, the Company has the right to convert the Seller Note, in whole or in part, into the number of shares of Common Stock obtained by dividing the principal amount to be converted by the fair market value of the Common Stock at the time of the conversion, so long as the fair market value of our Common Stock is at least $4.50.

Contingent Obligations

Earn-out obligation
The Seller is eligible to earn additional consideration for the sale of the Isaac Mizrahi Business contingent upon the Isaac Mizrahi Brand achieving net royalty income targets set forth below during the twelve month periods ending September 30, 2013, 2014 and 2015. The Seller was eligible to earn additional consideration for the fiscal year ended September 30, 2012, but did not meet the minimum net royalty income target. This consideration is payable with shares of Common Stock by the greater of (i) the fair market value of the Common Stock for the average stock price for the last twenty days in such period and (ii) $4.50 up to $7,500,000 (the “Earn-Out Value”).  The Seller will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below. The fair value of the percentage of the Earn-Out Value was based primarily on projected future net royalty income related to the Isaac Mizrahi Brand (the “Earn-Out Obligation”). Any future change in the Earn-Out Obligation will result in an expense or income in the period in which it is determined that the fair market value of the carrying value has changed.  The royalty targets and percentage of the potential Earn-Out Value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE
Second Royalty Target Period (October 1, 2012 to September 30, 2013)	$20,000,000	$7,500,000
Third Royalty Target Period (October 1, 2013 to September 30, 2014)	$22,000,000	$7,500,000
Fourth Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the Earn-Out Obligation is treated as a liability in the accompanying Condensed Consolidated Balance Sheets because of the variable number of shares payable under the agreement. The Earn-Out Obligation fair value at June 30, 2013 and December 31, 2012 was $8.7 million for period end  and recorded as long term liabilities on the Company’s Condensed Consolidated Balance Sheets. There was no expense or income recognized for the Current Quarter and or the Prior Year Quarter.

QVC Earn-out
The Company is required to pay the Seller $2.766 million, payable in cash or Common Stock, at the Company’s option, contingent upon the Company receiving aggregate net royalty income of at least $2.5 million from QVC for the Isaac Mizrahi Brand in the twelve-month period ending September 30, 2015 with such stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the “QVC Earn-Out”). The current term of the QVC Agreement runs through September 30, 2015.  Management has determined that it is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480, the QVC Earn-Out obligation is treated as a liability in the accompanying Condensed Consolidated Balance Sheets because of the variable number of shares payable under the agreement.  Management will assess no less frequently than each reporting period the status of this contingent obligation.  Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed.

The Earn-Out Obligation of $8.7 million and the QVC Earn-Out of $2.766 million, which combined is equal to $11.466 million and represents the total contingent obligation to the Seller as of June 30, 2013 and December 31, 2012 is reported as long term debt on the Company’s Condensed Consolidated Balance Sheets.

5. Debt

The Company’s net carrying amount of debt is comprised of the following:

	December 31,
	2012	2011
Term Note	$12,579,000	$12,344,000
Seller Note	6,306,000	5,765,000
Installment debt obligation	-	1,158,000
Contingent obligation – due to seller	11,466,000	17,765,000
Total	30,351,000	37,032,000
Current portion	1,350,000	44,000
Total long term liabilities	$29,001,000	$36,988,000

Term Loan

On September 29, 2011, and as amended on November 21, 2012, IM Brands, a wholly-owned subsidiary of the Company, entered into a five year senior secured facility (the “Loan”) with Midmarket Capital Partners, LLC (“MidMarket”) and Noteholders in the aggregate principal amount of $13,500,000. The Loan is secured by all of the assets of IM Brands, LLC and the Company’s membership interests in IM Brands, LLC.

The principal amount of the Loan is payable quarterly as follows: 0% until January 5, 2013, 2.5% each quarter from January 5, 2013 through October 5, 2013; 3.75% each quarter from January 5, 2014 through October 5, 2014; 6.25% each quarter from January 5, 2015 through October 5, 2015; and 12.5% each quarter from January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date.

Annual principal obligations are as follows:

Year Ending December 31,
2013	$1,350,000
2014	2,025,000
2015	3,375,000
2016	6,750,000
Total	$13,500,000

The interest rate on the loan is a fixed rate of 8.5%, payable in cash quarterly.

Optional Prepayment. IM Brands may prepay the Loan in whole or in part in increments of $500,000, provided that IM Brands pay the following premiums in connection with the prepayment:

Period	Applicable Premium
Prior to September 29, 2013	2%
After September 29, 2013 and prior to September 29, 2014	1%
After September 29, 2014	0%

Mandatory Prepayments. IM Brands is required to prepay the Loan under the following conditions: (1) if certain indebtedness is incurred by the Company; (2) if IM Brands undertakes certain asset sales or sales of capital stock, with limited exceptions; or (3) if there is a payment of the benefits of a life insurance policy for Isaac Mizrahi held by the Company.

Excess Cash Flow Sweep. In addition to the Mandatory Prepayments described above, if for any fiscal year ending on or subsequent to December 31, 2013, there is excess cash flow (as defined in the Loan agreements) for such year, then on the payment date following the end of such year, IM Brands is required to make a principal payment on the Loan equal to the lesser of (i) 50% of the excess cash flow or (ii) the positive result of the unencumbered cash and cash equivalents of the Company minus the greater of (x) the Excess Liquidity as set forth in the financial covenant table below) required to be maintained by IM Brands at such time plus $500,000, and (y) $3,000,000. For the period ended December 31, 2012 and December 31, 2011, there was no Excess Cash Flow Sweep payment due.

Lender Warrants. On September 29, 2011, the Company issued to the Noteholders seven year warrants (the “Lender Warrants”) to purchase 364,428 shares of the Common Stock, representing 5% of the Common Stock outstanding as of the Closing Date on a fully diluted basis. The warrants have an exercise price of $0.01 and contain a cashless exercise provision. The Company granted to the holders of the Lender Warrants piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the Lender Warrants. The carrying value of the Term Loan has been reduced by the market value of the warrants, equal to $3.33 per share. The Company used the Black-Scholes option valuation model method to determine valuation of the warrants. The amount of the original loan discount is $1,214,000, resulting in an initial net Loan balance of $12,286,000. The Loan balance as of December 31, 2012 and December 31, 2011 was $12,579,000 and $12,344,000, respectively, net of loan discount of $921,000 and $1,156,000, respectively.

Financial Covenants. So long as the Loan remains unpaid or unsatisfied, IM Brands shall not, and shall not permit any of its subsidiaries to, directly or indirectly:

1.	Minimum Liquidity . Permit excess liquidity to be less than the amount set forth below during each applicable period set forth below:

Periods	Excess Liquidity
September 29, 2011 through December 31, 2011	$1,500,000
January 1, 2012 through March 31, 2012	$1,750,000
April 1, 2012 through June 30, 2012	$2,250,000
July 1, 2012 through September 30, 2012	$2,750,000
October 1, 2012 through December 31, 2012	$3,000,000
January 1, 2013 through June 30, 2013	$2,500,000
July 1, 2013 through September 30, 2013	$3,250,000
October 1, 2013 through March 31, 2014	$3,500,000
April 1, 2014 through June 30, 2014	$3,750,000
July 1, 2014 and thereafter	$4,000,000

2.	Capital Expenditures . Permit the aggregate amount of capital expenditures to exceed $400,000 (whether or not financed) per year.

3.
Consolidated Fixed Charge Coverage Ratio . Permit the consolidated fixed charge coverage ratio as of the end of each of the fiscal quarters ending on the dates (or for the periods) set forth for the period of four fiscal quarters ending on such dates (or for the periods) below to be less than the ratio set forth below opposite such period:

Trailing Four Fiscal Quarters Ending	Minimum Fixed Charge Coverage Ratio
September 30, 2012 and December 31, 2012	1.90 to 1.00
March 31, 2013 and June 30, 2013	1.60 to 1.00
September 30, 2013, December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014	1.50 to 1.00
December 31, 2014 and March 31, 2015	1.30 to 1.00
June 30, 2015 and thereafter	1.15 to 1.00

4.
Consolidated Total Leverage Ratio . Permit the consolidated total leverage ratio as of the end of each of the fiscal quarters ending on the dates (or for the periods) set forth for the period of four fiscal quarters ending on such dates (or for the periods) below to be greater than the ratio set forth below opposite such period:

Trailing Four Fiscal Quarters Ending	Maximum Consolidated Leverage Ratio
September 30, 2012 and December 31, 2012	3.50 to 1.00
March 31, 2013	3.30 to 1.00
June 30, 2013 and September 30, 2013	3.00 to 1.00
December 31, 2013	2.75 to 1.00
March 31, 2014	2.25 to 1.00
June 30, 2014 and thereafter	2.00 to 1.00

5.
Minimum Consolidated EBITDA . Permit consolidated EBITDA (as defined in the Loan Agreement) as of the end of each of the fiscal quarters ending on the dates set forth for the period of four fiscal quarters ending on such dates below to be less than the amount set forth opposite such quarter in the table below; provided that for the fiscal quarters ended on December 31, 2011, March 31, 2012 and June 30, 2012, such periods shall be one fiscal quarter, two fiscal quarters and three fiscal quarters, respectively:

Fiscal Quarter	Consolidated EBITDA
December 31, 2011	$250,000
March 31, 2012	$1,250,000
June 30, 2012	$2,500,000
September 30, 2012	$4,000,000
December 31, 2012 and March 31, 2013	$4,250,000
June 30, 2013	$4,500,000
September 30, 2013	$4,750,000
December 31, 2013 and thereafter	$5,000,000

6.	Dividend Restrictions . Permit any cash dividends or any other equity distributions.

7.	Restricted Cash Payments . Permit any cash payments for the Seller Note or any contingent earn-out obligations.

As of December 31, 2012, the Company and IM Brands, LLC were in full compliance with all of the covenants under the Loan.

Seller Note

Pursuant to the Purchase Agreement, at the closing, the Company delivered to IM Ready a promissory note (the “Seller Note”) in the principal amount of $7,377,000. The stated interest rate of the Seller Note is 0.25%. Management has determined that this rate is below the Company’s expected borrowing rate, which is 9.25%. Therefore, the Company has discounted the Seller Note by $1,740,000 using a 9.0%, imputed annual interest rate, resulting in an initial value of $5,637,000. In addition, the Company pre-paid $123,000 of interest on the Seller Note on the Closing Date. The discount is amortized into (increases) the basis of the Seller Note over the term of the Seller Note. The Seller Note balance at December 31, 2012 and December 31, 2011 was $6,306,000 and $5,765,000, respectively.

The Seller Note initially matures on September 29, 2014 (the “Maturity Date”) subject to extension as described below (the date to which the maturity date of the Seller Note is extended is referred to as the “Subsequent Maturity Date”). We have the right to pay the Seller Note at the Maturity Date in cash or, subject to the following conditions, in shares of Common Stock. If we elect to repay the outstanding principal amount of the Seller Note on the Maturity Date by issuing shares of Common Stock, the number of shares issuable will be obtained by dividing the principal amount of the Seller Note then outstanding by the greater of (i) the fair market value of the Common Stock on the Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the Common Stock is less than $4.50 as adjusted, IM Ready will have the option to extend the maturity of the Seller Note to the Subsequent Maturity Date. If the maturity date of the Seller Note is so extended, IM Ready will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the Common Stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the Common Stock on the Subsequent Maturity Date. In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of Common Stock obtained by dividing the principal amount to be converted by the fair market value of the Common Stock at the time of the conversion, so long as the fair market value of our Common Stock is at least $4.50.

Long Term Installment Obligations

As part of the Transaction, the Company assumed an obligation of IM Ready that pays Earthbound a payment of $1,500,000, with such amount payable over the next five years. The five-year obligation was non-interest bearing and the Company discounted the amount of the installment obligation by a 9.25% imputed annual interest rate, resulting in an initial value of $1,132,000.

On November 21, 2012, the Company entered into settlement agreement with Earthbound to satisfy the remaining obligation for $537,500 in cash and 60,000 shares of Common stock, valued on that date at $180,000. The total settlement consideration of $717,000 compared with a carrying value on the date of settlement of $1,139,000 resulted in the recognition of a $422,000 gain on extinguishment of debt in its December 31, 2012 consolidated statement of operations. The balance of the Installment Obligation at December 31, 2012 and December 31, 2011 was $0 and $1.2 million, respectively.

Contingent Obligations

Earn-out obligation

IM Ready is eligible to earn additional shares of Common Stock with a value of up to $7,500,000 (the “Earn-Out Value”) each year for the next three consecutive 12-month periods ending September 30, 2013, 2014 and 2015, with the number of shares to be issued based upon the greater of (i) $4.50 per share and (ii) the average stock price for the last twenty days in such period, and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving net royalty income targets set forth below during those years. IM Ready was eligible to earn additional shares of Common Stock for the fiscal year ended September 30, 2012, but did not meet the minimum net royalty income target. The Earn-Out Obligation of $8.7 million and $15.0 million are recorded as long term liabilities on the Company’s Consolidated Balance Sheets at December 31, 2012 and December 31, 2011, respectively (the “Earn-Out Obligation”). The $6.3 million reduction was recorded as a gain on reduction of contingent obligations in the Company’s December 31, 2012 consolidated statement of operations. The reduction in the Earn-Out Obligation during the 4th quarter 2012 was based primarily on a revision of projected future net royalty income related to the Isaac Mizrahi brand. Any future change in the Earn-Out Obligation will result in an expense or income in the period in which it is determined fair market value of the carrying value has changed. The royalty targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE

First Royalty Target Period (October 1, 2011 to September 30, 2012)	$16,000,000	$7,500,000
Second Royalty Target Period (October 1, 2012 to September 30, 2013)	$20,000,000	$7,500,000
Third Royalty Target Period (October 1, 2013 to September 30, 2014)	$22,000,000	$7,500,000
Fourth Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The Earn-Out Value is payable solely in stock. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheet because of the variable number of shares payable under the agreement.

QVC Earn-out

The QVC Earn-Out payment requires the Company to pay IM Ready $2.8 million, payable in cash or Common Stock, at the Company’s option, contingent upon the Isaac Mizrahi Business receiving aggregate net royalty income of at least $2.5 million from QVC in the twelve-month period ending September 30, 2015 with such stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the “QVC Earn-out’). The current term of the QVC Agreement runs through September 30, 2015. Management has determined that it is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheet because of the variable number of shares payable under the agreement. Management will assess no less frequently than each reporting period the status of this contingent obligation. Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed.

As of December 31, 2012 the Earn-Out Obligation is $8.7 million and the QVC Earn-Out is $2.8 million, which combined equals $11.5 million and represents the total contingent obligation to IM Ready.